Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 211,027,141	$ 114,486,479
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	190,978,864	105,038,095
Argentine Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	6,263,344	4,807,406
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 13,784,933	$ 4,640,978